Income Tax (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax [Abstract]
Schedule of reconciliation of statutory rate to YS Group's effective tax rate

The following table reconciles the statutory rate to YS Group’s effective tax rate:

	Years Ended March 31,
	2021	2022	2023
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates in different jurisdictions	(20.56)%	(18.26)%	(36.00)%
Effect of PRC preferential tax rate	(0.77)%	4.56%	8.72%
Effect of research and development expenses deduction and others	7.8%	33.2%	25.50%
Temporary differences*	10.01%	4.88%	0.79%
Change in valuation allowance	(11.49)%	(44.47)%	(23.23)%
Effective tax rate	9.99%	4.91%	0.78%

*        Temporary differences primarily relate to impairment of inventories, property, plant and equipment and government grants.

Schedule of net deferred tax assets

Net deferred tax assets as of March 31, 2022 and 2023, consist of the following key components:

	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Deferred tax assets:
Write-down of inventories to net realizable value	825,454	716,917	$104,329
Impairment of property, plant and building	2,031,460	1,769,405	257,492
Deferred government grants	4,852,383	3,296,223	479,681
Losses available for offsetting against future taxable profits	58,257,270	39,366,020	5,728,716
Less: valuation allowance	(58,257,270)	(39,366,020)	(5,728,716)
Total deferred tax assets, net	7,709,297	5,782,545	841,502
Deferred tax liabilities:
Fair value adjustments arising from historical acquisition of subsidiaries	(4,670,213)	(3,876,964)	(564,193)
Total deferred tax liabilities	(4,670,213)	(3,876,964)	(564,193)
Net deferred tax asset	3,039,084	1,905,581	$277,309